Employee Compensation Costs	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Employee Compensation Costs
8	EMPLOYEE COMPENSATION COSTS

	2021	2020	2019
	RMB	RMB	RMB
Wages, salaries and allowances	100,971	98,832	101,815
Social security costs	53,864	48,772	52,503

	154,835	147,604	154,318

Social security costs mainly represent contributions to plans for staff welfare organized by the PRC municipal and provincial governments and others including contributions to the retirement benefit plans (Note 3
4
).